COMMITMENTS AND CONTINGENT LIABILITIES - Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Total operating lease expense	$ 31.9	$ 35.0	$ 36.1